Consolidated Balance Sheets (Parenthetical) - $ / shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Statement of Financial Position [Abstract]
Preferred stock, no par value	$ 0	$ 0
Preferred stock, authorized unlimited	Unlimited	Unlimited
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
Common stock, no par value	$ 0	$ 0
Common stock, authorized unlimited	Unlimited	Unlimited
Common stock, shares outstanding	87,777,553	87,187,289
Common stock, shares issued	87,777,553	87,187,289